Material Accounting Policies (Details Narrative)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Percentage of goodwill arising from the recognition of deferred tax on gain (loss) recorded in the business combination	34.00%
Amortization period arising from concession contracts and acquisition of third-party or internally developed software.	5 years
Term for divestment of assets and liabilities classified as held for sale	12 months